Share capital (Details 3) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Exercise Price warrants Outstanding	$ 250.33	$ 328.32	$ 355.95
Number of warrants Outstanding	210,370	158,832	99,725
Warrants by expiry date at May 20th 2023 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding			$ 1,045.20
Number of warrants Outstanding			112
Warrants by expiry date at June 23rd 2023.
Statement [Line Items]
Exercise Price warrants Outstanding			$ 162.50
Number of warrants Outstanding			1,538
Warrants by expiry date at July 24th 2023.
Statement [Line Items]
Exercise Price warrants Outstanding			$ 849.23
Number of warrants Outstanding			52
Warrants by expiry date at September 11th 2023.
Statement [Line Items]
Exercise Price warrants Outstanding			$ 352.76
Number of warrants Outstanding			344
Warrants by expiry date at May 4th 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1,737.65	$ 1,737.65	$ 1,737.65
Number of warrants Outstanding	57	57	58
Warrants by expiry date at May 10th 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1,737.65	$ 1,737.65	$ 1,737.65
Number of warrants Outstanding	29	30	29
Warrants by expiry date at May 15th 2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 97.50
Number of warrants Outstanding	577
Warrants by expiry date at May 15th 2025 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 195.00
Number of warrants Outstanding	577
Warrants by expiry date at December 13th 2029 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 7.00
Number of warrants Outstanding	80,000
Warrants by expiry date at May 24th 2024 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 128.95
Number of warrants Outstanding		769
Warrants by expiry date at May 17th, 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1,737.65	$ 1,737.65	$ 1,737.65
Number of warrants Outstanding	57	57	58
Warrants by expiry date at May 31st 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1,737.65	$ 1,737.65	$ 1,737.65
Number of warrants Outstanding	29	30	29
Warrants by expiry date at August 6th, 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 602.65	$ 366.23	$ 375.03
Number of warrants Outstanding	21,249	21,249	21,249
Warrants by expiry date at October 20th, 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 357.19	$ 223.52	$ 228.89
Number of warrants Outstanding	53,147	53,147	53,147
Warrants by expiry date at January 16th 2026.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1,737.65	$ 1,737.65	$ 1,737.65
Number of warrants Outstanding	26	26	26
Warrants by expiry date at January 20th 2026.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1,737.65	$ 1,737.65	$ 1,737.65
Number of warrants Outstanding	6	6	6
Warrants by expiry date at June 8th 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 627.25	$ 627.25	$ 627.25
Number of warrants Outstanding	23,077	23,077	23,077
Warrants by expiry date at February 27th 2027 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 163.67	$ 150.45
Number of warrants Outstanding	6,154	6,154
Warrants by expiry date at May 15th 2028 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 97.50
Number of warrants Outstanding		7,692
Warrants by expiry date at March 14th 2024 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 159.04
Number of warrants Outstanding		3,077
Warrants by expiry date at March 14th 2024 One [Member
Statement [Line Items]
Exercise Price warrants Outstanding		$ 366.23
Number of warrants Outstanding		1,538
Warrants by expiry date at March 14th 2024 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 687.75
Number of warrants Outstanding		3,077
Warrants by expiry date at March 30th 2024 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 128.95
Number of warrants Outstanding		4,615
Warrants by expiry date at March 30th 2024 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 257.91
Number of warrants Outstanding		3,846
Warrants by expiry date at March 30th 2024 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 386.86
Number of warrants Outstanding		3,846
Warrants by expiry date at February 27th 2027 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 374.10	$ 343.88
Number of warrants Outstanding	6,154	6,154
Warrants by expiry date at February 27th 2027 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 748.20	$ 687.75
Number of warrants Outstanding	3,077	3,077
Warrants by expiry date at March 15th 2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 97.50
Number of warrants Outstanding		577
Warrants by expiry date at March 24th 2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 166.19	$ 150.45
Number of warrants Outstanding	6,154	6,154
Warrants by expiry date at March 24 Th 2025 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 385.61	$ 343.88
Number of warrants Outstanding	6,154	6,154
Warrants by expiry date at March 24th 2025 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 782.73	$ 687.75
Number of warrants Outstanding	3,077	3,077
Warrants by expiry date at March 15th 2025 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding		$ 195.00
Number of warrants Outstanding		577
Warrants by expiry date at March 23th 2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 97.50	$ 97.50
Number of warrants Outstanding	769	769